Note 14 - Held-to-maturity investments - Held to maturity investments - Debt Securities (Details) - EUR (€) € in Millions	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	€ 13,754	[1]	€ 17,696	€ 0
Issued in Euros [Member] | General Government [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	5,754		8,063
Issued in Euros [Member] | Other [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	230		562
Issued in Euros [Member] | Central Banks [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	0		0
Issued in Euros [Member] | Credit Institutions [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	203		494
Issued in Euros [Member] | Other Issuers [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	27		68
Total domestic [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	5,984		8,625
Total foreign [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	7,770		9,071
Mexico [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	0		0
The United States [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	0		0
Turkey [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	5,400		6,184
Turkey [Member] | General Government [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	4,515		5,263
Turkey [Member] | Other [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	885		921
Turkey [Member] | Central Banks [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	0		0
Turkey [Member] | Credit Institutions [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	845		876
Turkey [Member] | Other Issuers [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	40		45
Other countries [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	2,370		2,887
Other countries [Member] | General Government [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	2,349		2,719
Other countries [Member] | Other [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	21		168
Other countries [Member] | Central Banks [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	0		0
Other countries [Member] | Credit Institutions [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	0		146
Other countries [Member] | Other Issuers [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	21		22
Total Domestic Foreign [Member]
Held to Maturity Investment Line Items
HELD-TO-MATURITY INVESTMENTS	€ 13,754		€ 17,696

[1]	(* ) As of December 31, 2015 the Group BBVA has not registered any balances in this heading.